Average Annual Total Returns{- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Industrials Fund	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	9.89%	9.51%	12.11%	4.56%	7.32%	10.26%	8.62%	7.10%	9.59%	12.23%	9.74%	12.08%	14.80%	9.99%	12.09%	16.92%	11.12%	13.07%	17.08%		9.27%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	20.83%	13.14%	14.57%

[1]	(a)Since inception October 2, 2018.